Average Annual Total Returns{- Franklin Allocation VIP Fund} - FTVIP Class 2-70 - Franklin Allocation VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year	MSCI World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years	MSCI World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years	Linked Allocation VIP Fund Benchmark (index reflects no deduction for fees, expenses or taxes) Past 1 year	Linked Allocation VIP Fund Benchmark (index reflects no deduction for fees, expenses or taxes) Past 5 years	Linked Allocation VIP Fund Benchmark (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	11.74%	8.93%	7.59%	18.40%	15.21%	13.88%	7.51%	4.43%	3.84%	7.59%	7.63%	5.18%	12.61%	10.76%	9.52%